Income Taxes - Reconciliation of Deferred Taxes to Deferred Taxes Shown In Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Balance Sheet:
Non-current portion - deferred tax asset	$ 204	$ 199
Non-current portion - deferred tax liability	(11)	(7)
Net deferred tax assets	$ 193	$ 192